CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME/(LOSS) (unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Currency translation effects, tax expense	$ 1.0		$ 1.0
Actuarial gains/(losses) from defined benefit plans, tax expense (benefit)	13.0	$ (2.0)	29.0	$ 7.0
Fair value adjustments on equity securities, tax expense	$ 0.1		$ 0.3